Supplement to the
Fidelity® Capital Appreciation Fund
December 29, 2001
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Fidelity® Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

CAF-02-01 September 16, 2002
1.731267.105

Supplement to the
Fidelity®
Stock Selector
December 29, 2001
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Fidelity® Stock Selector will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FSS-02-01 September 16, 2002
1.776228.100

Supplement to the
Fidelity® Disciplined Equity Fund and Fidelity Focused Stock Fund (formerly Fidelity TechnoQuant® Growth Fund)
December 29, 2001
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Fidelity® Disciplined Equity Fund and Fidelity Focused Stock Fund will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

QNT-02-01 September 16, 2002
1.720406.110

Supplement to the
Fidelity® Small Cap Independence Fund
December 29, 2001
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Fidelity® Small Cap Independence Fund will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SCS-02-01 September 16, 2002
1.708162.103

Supplement to the
Fidelity® Value Fund
December 29, 2001
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Fidelity® Value Fund will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

Included in the proxy statement are proposals to change the performance adjustment index for the fund and to modify the management contract to allow the Board of Trustees to designate an alternative performance adjustment index, in the future, without a shareholder vote when permitted by applicable law.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

VAL-02-01 September 16, 2002
1.731271.104